Accounts Receivable (Schedule of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable consists of:
Accounts receivable	$ 264,597	$ 156,697
Allowance for doubtful accounts	(3,478)	(2,410)	$ (145)	$ (213)
Accounts receivable, net	$ 261,119	$ 154,287